Exhibit 99.1 Schedule 2

Loan Level Exceptions
Run Date - 4/19/2022
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
PCLICNH1Y0W	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 2/XX/2022 was not accepted because a valid change of circumstance was not provided: Condo/HOA Questionnaire. A cost to cure in the amount of $1.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the consumer stating the cash is to be used for business purpose may cure the violation.
AJOYI1KBFPE	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee 2. A cost to cure in the amount of $600.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
TUIXKBPXEAM	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) Missing Title evidence - EV R
COMMENT:   The file contains one page p. 1071 of a supplemental report but the title report is missing.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on PCCD 1/XX/2022 was not accepted because the change occurred after consummation: Points. A cost to cure in the amount of $1225 is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
UIFLNSLJCFE	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $925.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
AH2D1XACAZF	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	1	1	1	2	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Proof of Hazard insurance is missing. The file does have proof of insurance p. 1654 but the expiration date is 8/XX/2021.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title report is missing. The file does have one page of a supplemental report p. 1956.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the consumer stating the cash is to be used for business purpose may cure the violation.
EM52HN4ALXY	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Proof of hazard insurance is missing. The file does have a policy but the expiration date is 6/XX/2021 p. 1744.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title report is missing. The file does have one page of a supplemental report p. 1951.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the consumer stating the cash is to be used for business purpose may cure the violation.
PUCYDTRLJWG	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $375.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
ZMLBOYGIEHP	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 2/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $25.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the consumer stating the cash is to be used for business purpose may cure the violation.
MNEOFA3PCIJ	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	2	3	1	3	1	1	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on 12/XX/2021 without a valid change of circumstance. A cost to cure in the amount of $972 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the documentation to support the omission of the XX loan and the taxes and insurance for the departure residence.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file contains a filed divorce complaint p. 385 However the file is missing the information for the amount of child support or any other obligation the borrower will have to pay.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on 11/XX/2021 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $525 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
WW5BQVUBT0Q	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on 12/XX/2021 was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $5500 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
QGZB0005FPT	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) APR Variance Did Not Pass - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $100. The loan is understated by -$XX The following fees were included in the calculation:
Administration Fee $500.00, Flood Certification $6.00, Mortgage Broker fee $6,497.40, Prepaid Interest $1,245.02, Processing Fee $950.00, Tax Service Fee $80.00, Closing Preparation Fee $25.00, Copy Fee $20, ERecording Fee $38.50, Email/Printing $20, Escrow Fee $20, Messenger/Courier $49, Wire/Funding $20, Underwriting Fee $795. The defect can be cured by reimbursing the consumer or providing informaton as to why the violation is invalid.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The CD issued on 3/XX/22 does not reflect the correct Product. The Product is reflected as 1mo. Interest Only; however it should be 120 mo. Interest Only.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The CD issued on 3/XX/22 does not reflect the correct Principal and Interest Payment when compared to the Note.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1V3JQYQ3IGK	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	2	1	2	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The lower middle qualifying credit score was 657 (Pg 459) which was 3 points below the minimum required 660 score for the subject 85% LTV purchase transaction.	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the required LoanScorecard with a pass, the LoanScorecard in the file (Pg 910) result was a fail.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 3/XX/2022 was not accepted because a valid change of circumstance was not provided: Transfer Taxes. A cost to cure in the amount of $47.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
3WL1S1INOSE	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	2	1	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: There was an approved loan exception in the file (Pg 322) due to the Borrower only having 2 trades reporting on the credit report in the file (Pg 274). Compensating factors were noted as; 40.31% DTI versus 43% threshold; $89,000 reserves versus 3 months required $3,786.12; 813 FICO versus 680 required minimum.	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on 2/XX/2022 was not accepted because a valid change of circumstance was not provided: Title Insurance Lender. A cost to cure in the amount of $6.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
1LGZHQ3PYAJ	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 2/XX/22 was not accepted because a valid change of circumstance was not provided: Loan Origination Fee. A cost to cure in the amount of $200.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
QKQ1T5T051Q	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fee(s) was not accepted because a valid change of circumstance was not provided: Title Ins Commit/Binder (12/XX/2021), Wire/Funding Fee (12/XX/2021), Edoc/Email/Printing (1/XX/2022), Overnight/Courier Fee (1/XX/2022), Recording Service (1/XX/2022), Signature Service (1/XX/2022). A cost to cure in the amount of $265 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). (Note: The following fees also increased without valid change of circumstance, but the violations were cured at closing with lender credit: Credit Report, Desk Review, and Title-Endorsements.)
HAIGX4GDHM4	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	2	3	1	3	1	1	2	*** (CURED) Hazard Insurance - EV R
COMMENT:   Missing the subject property homeowner insurance declarations page. There was a policy invoice in the file (Pg 479).

*** (CURED) Missing Title evidence - EV R
COMMENT:   Missing title evidence.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 12/XX/21 was not accepted because a valid change of circumstance was not provided: Title-Archive/E Recording, Title-Escrow Fee, Title - Messenger Fee, Title - Recording Service, Title Sub Escrow Fee, Title - Title Insurance Lender, Title - Wire/Funding Fee, Title - Wire Fee. A cost to cure in the amount of $655.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
EUZCOP5TSV5	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees was not accepted because a valid change of circumstance was not provided: Appraisal $525.00 on 1/XX/22, Title- Document Preparation Fee $90.00 on 1/XX/22, Title- Recording service- $30.00 on 2/XX/22, Title- release Tracking $45 on 2/XX/22, Title- Tittle insurance$ 129 on 1/XX/22 and Title- title search $200 on 2/XX/22. A cost to cure in the amount of $1,019.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label)
HAZSY1ILK5H	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on 2/XX/22 was provided more than 60 calendar days after the consummation date, 12/XX/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the credit report fee of $12.97 was not accepted because the change of circumstance on pg. 321 was not dated. Also, the addition of the Appraisal Review Fee was not accepted on 11/XX/21 because a valid change of circumstance was not provided for $175.00 A cost to cure in the amount of $187.97 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
VHHG33JPAUA	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee(s) on 2/XX/22 was not accepted because a valid change of circumstance was not provided: Points. A cost to cure in the amount of $1455 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
TR3ZW1B4Y4Y	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on 1/XX/2022 is missing the following Settlement Agent information from the Contact Information table: Primary Contact.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Title-Endorsements. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
OTMMO1BIJLR	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $XX. The disclosed finance charge of $XX is not considered accurate because it is understated by more than $100. The loan is understated by $XX. The following fees were included in the calculation: Administration Fee $500.00, Flood Certification Single Charge $6.00, Mortgage Broker Fee $13,284.59, Pre paid Interest $630.77, Tax Service $80.00, Title Escrow $1,760.00, Title Loan Tie In $325.00, Title Recording Service, $25.00, Underwriting Fee $795.00.. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Missing Title evidence - EV R
															COMMENT: The title report is missing. The file does have one page of a supplement, p. 872
RFNFRTIPRBW	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   XX guidelines dated 9/XX/2021 p. 14 reflects the requirement of 0x30x12 consecutive housing payment history within the past three years. The file is missing the borrower satisfactory housing payment history.

*** (CURED) TRID - 10% tolerance violation - EV R
															COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition of the Recording Power of Attorney was not accepted because a valid reason was not provided. A cost to cure in the amount of $27.50 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
KBZNAFB22WE	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) Title policy missing - EV R
COMMENT:   Missing the title policy, there was no preliminary or commitment in the file only a title supplement was in the file (Pg 926).

*** (CURED) TRID - 10% tolerance violation - EV R
															COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase the Recording fee on 2/XX/22 was not accepted because a valid reason was not provided. A cost to cure in the amount of $8.10 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
TYV0DU2WCA4	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	3	1	1	2	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )  The loan is understated by $XX. The following fees were included in the calculation: Electronic VOES paid by Borrower: $18.00, Flood Certification - Single Charge or Life of Loan paid by Borrower: $6.00, Loan Origination Fee paid by Borrower: $1,495.00, Prepaid Interest paid by Borrower: $1,553.42, Tax Service Fee paid by Borrower: $80.00, Tax Transcripts paid by Borrower: $13.50, Title-E Recording to Settlement paid by Borrower: $50.00, Title-Messenger/Courier Fee paid by Borrower: $80.00, Title-Recording Service/Processing Fee paid by Borrower: $16.00, Title-Settlement Fees paid by Borrower: $400.00, Title-Wire/Funding Fee paid by Borrower: $34.00.  The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Missing Documentation - EV R
															COMMENT: The file is missing the CD for the concurrent refinance on XX verified the new PITI.
CAVRFMFGYHZ	XX		NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
RJDQJYAOEGT	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	2	2	1	1	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
														COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in <(choose the one that applies: OR, model H-9 should have been used.
SVQ43R3F4VY	XX		NRMLT 2022 NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
F0N0KELDU5O	XX	NRMLT 2022 NQM3	March - Non-QM Smart Loans Q1 2022	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The Initial Escrow Account Statement dated 3/XX/22 is inaccurate. The payment amount listed on does not match when compared to the final CD dated 3/XX/22
OQ3M3OAW223	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
0ISDV4GSPTX	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
BHKU25GW22W	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
PJPNGT2EOGI	XX		NRMLT 2022 NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
HINWKCJWVQW	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
UUD04UESJQJ	XX		NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the CD from the sale of XX. evidencing the payoff of the XX.
RNHWL0KN1J0	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The CD p. 257 shows the payoff of the two loans on the other rental property. But the updated insurance policy information p. 688 reflects 1st additional interest as XX. The file is missing verification of the new PITI information from that refinance. Additionally, unable to calculate the potential additional required reserves.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The XX guidelines p. 14 dated 9/XX/2021 reflects the requirement for the housing payment history to be no worse than 1x30x12. The file is missing the pay history for the XX loan. The file does have a VOM, p. 891 but it is not completed. The file also has a payoff statement p. 698 that shows the loan is current but also shows unpaid late charges. Verification of satisfactory pay history for the XX loan is missing.
NG2FDVK333N	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
3KVFZGRIWN4	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The CD issued on 2/XX/2022 is inaccurate. The CD is missing the contact for the settlement agent.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The CD issued on 2/XX/2022 is inaccurate. The CD is missing the settlement agent contact and email address.

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
														COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.
S5FOB4BJILK	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
															COMMENT: XX Smart Self guidelines dated 9/XX/2021 requires the most recent 12 months bank statements. The file is missing the December 2021 business bank statement.
V4L5N54MMZ2	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
MCT0HG4Y5U5	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on 12/XX/2021 had a finance charge of $XX , which is an increase from the previous CD issued on 11/XX/2021 with finance charge of $XX. The difference is $XX which is above the allowable tolerance. The Revised CD issued on 12/XX/2021 was not received by the borrower at least three business days prior to the Consummation Date, 12/XX/2021.	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing documentation to evidence the homeowner’s insurance coverage for the subject property.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Discount Points. The change occurred on 12/XX/2021; however, the disclosure was not issued until 12/XX/2021. A cost to cure in the amount of $3,191.72 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
SPP3RU4XSCV	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the September 2021 business bank statement supporting deposits of $XX.

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The file is missing proof of insurance for the subject property.
ZTMHLEKJDIQ	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The XX SmartEdge guidelines dated 9/XX/2021 p. 14 reflects all mortgages on all financed properties may have a payment history of 1/x30x12. The borrower has 14 mortgages but the credit report only shows the pay history for 7 loans and the file has documentation to support only 3 loans were current as of the Note date on 1/XX/2021. The file is missing a VOM for 7 loans.

*** (CURED) Missing Documentation - EV R
															COMMENT: The file is missing proof of the insurance for the refinance property, XX, and the CD for the refinance for the primary residence.
WCN5DAEXNS2	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
UGC5DUVPH31	XX		NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: Missing the subject property evidence of insurance declarations page, a payment invoice was in the file (Pg 480).
50DNOJHZZUA	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing. The file does have one page p. 1044 of a supplemental report dated 11/XX/2021.
1BXEBWY2XGP	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan file contains the Homeowners Insurance policy invoice (page 514) which has been paid out of closing.  The statement reflects the policy description for closing with the dwelling coverage as $XX, this amount is not sufficient for loan amount of $XX (replacement cost estimate not provided). The loan file is missing the complete Homeowners Insurance Policy with sufficient coverage.

*** (CURED) Guaranty is Missing  - EV R
															COMMENT: A Personal Guaranty must be executed for both borrowers when the loan is closed in the name of an entity (Trust closing). Loan file is missing a Personal Guaranty for XX and XX.
VZHDM2IZFVA	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The XX SmartEdge guidelines dated 9/XX/2021 p. 14 required the housing payment history to be verified as no worse than 1x30x12. The credit report shows only 3 months hosing payment history. The file is missing the required 9 additional months.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The XX SmartEdge guidelines dated 9/XX/2021 p. 6 shows the maximum DTI for a 40 year fixed rate interest only loan to be 43%. The Lender included the additional variable alimony and child support payment of $XX but failed to include the required child support $XX and spousal support $XX that is not variable. The resulting DTI is 47.38% which exceeds the guideline maximum.

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The proof of hazard insurance is missing.
01WW1U3AHRP	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
IGMGMOF2OXF	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The file is missing proof of insurance. *** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the title report.
PWNED1QMLYP	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Missing a complete copy of the subject property appraisal, a rent schedule and exterior photos were provided (Pg 256-262).

*** (CURED) Missing Title evidence - EV R
															COMMENT: Missing the title policy, a commitment or preliminary title was not in the file.
0L0EICAODYM	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file has a paid receipt but the file is missing the insurance declaration page.

*** (CURED) Missing Title evidence - EV R
															COMMENT: The file is missing the title report.
XGRPFZE0TKB	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	3	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   Missing the subject homeowners declaration page.  There was an email in the file only noting the premium is paid until renewal (Pg 402), no additional details were provided.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
WY1W3GN0JG0	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
															COMMENT: The loan file (page 694) contains Title supplemental Report that reflects the proposed insured and the policy amount of $XX only. The file is missing a complete copy of the Preliminary Title report dated 10/XX/2021 as indicated on supplement.
RXRQ0RUQTJM	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The final HUD reflects Wind Insurance premium paid to Weston Ins management (page 143) which has been paid out of closing $1462.  The file did not include a copy of the Insurance Policy to reflect wind insurance coverage.

*** (CURED) Missing Documentation - EV R
COMMENT:   The approval reflects loan as subject to a 3 year prepayment penalty, the loan file is missing the Prepayment Penalty Addendum to the Note.

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The loan file contains the Homeowners Insurance policy Invoice only (page 347) which has been paid out of closing toXX $2138.05. The file did not include a copy of the Homeowners Insurance Policy.
OY2G4DZOBFX	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
															COMMENT: The XX SmartSelf guidelines dated 9/XX/2021 p. 15 reflects the requirement for 3 months reserves. The file verified $4,733.11 for reserves but $5,447.01 were required. The borrower is short $713.90 in verified reserves.
FA1NGFDBY4B	XX	NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   Loan closed in the name of a Trust.  A Personal Guaranty must be executed all borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for both borrowers.

*** (CURED) Missing Doc - EV R
															COMMENT: Loan closed in the name of a Trust, the Certification of Trust (page 902) executed for the subject loan is incomplete. The bottom section of document dated 2/XX/2022 is cut off, loan file is missing the complete copy of the Certification of Trust.
KH1ODHV2P0E	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	1	3	1	1	1	1	*** (CURED) Value used by lender not supported - EV R
															COMMENT: The guidelines, item 40, Appraisal Requirement indicates two appraisals are required when the loan amount is greater than $XX. The loan closed with a loan amount of $XX. The file did not include two appraisals.
O3U1SP41KJ2	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the title report.
G2YIET5HT4S	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing.
PEWNLNFZDDU	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	3	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The subject loan cash-out proceeds of $XX (Pg 843) plus the cumulative total of 3 additional cash-out refinances (Pg 2038; 2044; 2050) $XX exceeded the SmartEdge (09.15.2021 v21.8). R-JV-WHS guidelines (Pg 6 og 18) maximum allowed $500,000.  An approved guidelines policy exception was not in the loan file.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/XX/22 was not accepted because a valid change of circumstance was not provided: Appraisal fee. A cost to cure in the amount of $200 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the consumer stating the cash is to be used for business purpose may cure the violation.
CWBV0LIDXPF	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: There was an approved exception in the file (page 879) due to the sum of 2 (the subject transaction and 1 other REO (page 1674)) cash-out proceeds of $XX exceeded the maximum cumulative amount of $500,000.	*** (CURED) Missing Title evidence - EV R COMMENT: Missing the title policy, there was no preliminary or commitment in the file only a title supplement was in the file (page 1670).
3E3XBSVWRHB	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The provided XX Bank account printout, p. 116 shows a transfer to XX on 11/XX/2021, the same title company for the subject transaction, in the amount of $XX. The file is missing an explanation for the transfer and proof the borrower did not aquire any additional properties prior to the subject loan closing on 12/XX/2021.
10E2RQBPNDX	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   Loan closed in the name of an entity.  A Personal Guaranty must be executed all borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for XX and XX

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The loan file contains the Homeowners Insurance policy invoice only (page 422). The file did not include a copy of the Hazard Insurance Policy.
IKE2PA15I1Z	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: Missing the evidence of insurance for the subject property, an invoice reflecting the premium as paid was in the file (Pg 242).
ZSQ3KEA4OEH	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
Q2ILZ3ZHWRS	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   A Personal Guaranty must be executed for the borrower when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for Jason Armon.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The HUD1 is not executed or stamped (page 119). The loan file does not contain an executed final settlement statement.
BPBXCSZOG4F	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the XX statement form January 2022. The Lender used the January 2021 statement in its place by mistake.
RVHUXHR3QK1	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
CVKKMXXKLFA	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	3	1	3	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: There is an approved loan exception in the file on page 401 - due to the Borrower being a first time home-buyer and having no housing history and the subject transaction is a non-arms length landlord tenant transaction. Compensating factors were noted as; 719 FICO versus the minimum required 680; 80% LTV versus maximum 85%; 29% DTI versus maximum allowed 50%; and 0x30 rent payment.	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ($2,743.70) exceeds the per diem interest charge or credit threshold ($2,654.75). The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (360 and 365 pre-paid interest days per year were tested and both failed).

*** (CURED) Title policy missing - EV R
															COMMENT: Missing the title commitment/preliminary title, only a supplemental report was in the file on page 680.
SFHN3PBCERY	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	1	3	1	2	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: Missing a SmartSelf (09.15.2021 v21.8) R-JV-WHS guidelines #14 (Pg 6 of 22) required LoanScoreCard reflecting a pass result the most recent LoanScoreCard in the file dated 11/XX/2021 at 05:25AM PST reflected a fail (Pg 1319).
RINUZWQYPRH	XX	NRMLT 2022 NQM3	December - Non-QM Smart Loans	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) )  Without evidence of receipt date, it is assumed that the disclosure dated 11/XX/2021 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 11/XX/2021. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation.   If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, 10/XX/2021. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
OGYKUQ5X5EI	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	2	1	1	3	1	1	2	*** (OPEN) TRID - SPL missing - EV 2
COMMENT: The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.	*** (CURED) TRID Total of Payments (TOP) - EV R
COMMENT:   This loan failed the TRID total of payments test. ( 12 CFR §1026.38(o)(1) ) The total of payments is $XX. The disclosed total of payments of $XX is not considered accurate because it is understated by more than $100.
															A cost to cure in the amount of $424.11 is required. The Total of Payments Calculations includes the following: Principal $XX, Interest $$XX, and Loan Costs $XX. The defect can be cured by reimbursing the consumer or providing information as to the reason the violation is not valid. If curing with a reimbursement, the following documents are required: LOE to consumer, copy of the refund, and proof of delivery.
U2RULK0FOJW	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
03KYUCDVK5E	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: There is an approval exception form (Pg 836) in the loan file due to the Borrower’s business bank statements documented 10 NSFs within the last 12-months with compensating factors.
KUJTDV1XSKJ	XX		NRMLT 2022 NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
XOELDX4EGO2	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
2E0TMQ0F1KY	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: XX SmartSelf guidelines date 9/XX/2021 p. 15 requires confirmation of the borrowers percentage of ownership in the business. The CPA letter, p. 287 fails to indicate the percentage of ownership the borrower has in the Company. The file is missing verification of the percentage of ownership.
BXNKC0EIHN2	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The CD issued on 2/XX/22 does not reflect the correct Estimated Taxes, Insurance & Assessments under the Projected Payments when compared to the Initial Escrow account Disclosure.	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, 1/XX/22. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
IA2ERDC5GM5	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	1	3	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated1/XX/22 was mailed, and therefore not received by the consumer 4 business days prior to the consummation date, 2/XX/22. The defect can be cured by providing evidence showing the consumer received the disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
W44M5XLQZ3D	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title report reflects coverage of $XX but the Note amount is $XX
VPW5KMYJMTY	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
OQWTNDZU5EX	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
TZNZ2YXXBRD	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
KYAKOBF3KSB	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
DHKSGUIJ2YZ	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the CD for the other trasnaction for XX
Y3POETCPEXC	XX		NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the CD's for the other 2 refinance transactions for; XX and XX. to verify the new PITI payments.
RFOAPP1FWSJ	XX		NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
A0UNFYAVI2C	XX	NRMLT 2022 NQM3	March - DSCR Loans Q1 2022	3	1	3	3	1	1	1	1	*** (CURED) Appraisal is stale dated without recertification in file - EV R
COMMENT:   The guidelines #7 Age of Documentation requires a new appraisal if original appraisal is 180 days old as of the Note date. The Note date is 3/XX/2022 and Appraisal date is 8/XX/2021 (215 days).  The file does not contain additional appraisal dated 3/XX/2022 to support the value of $XX as approved (page 417).

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: Homeowner's insurance invoice reflects evidence that the premium has been paid in full (page 514). The Homeowner Insurance Policy to show sufficient coverage is missing.
J5KFLIK0UB2	XX	NRMLT 2022 NQM3	March - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: Homeowner's insurance invoice reflects evidence that the premium has been paid in full (page 360). The Homeowner Insurance Policy to show sufficient coverage is missing.
UHXAHSQXYZ0	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   Program guidelines provide a max of 75% LTV for cash out refinance.  Loan closed at 80% LTV.  There is an approved exception form on page 318 of the file provided to allow the loan to close at 80% LTV.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Program guidelines provide a max of 75% LTV for cash out refinance.  Loan closed at 80% LTV.  There is an approved exception form on page 318 of the file provided to allow the loan to close at 80% LTV.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: Program guidelines provide a max of 75% LTV for cash out refinance. Loan closed at 80% LTV. There is an approved exception form on page 318 of the file provided to allow the loan to close at 80% LTV.
XDSOXXWJQP4	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
UEALQSBLUM3	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
KIFJSWZJSUT	XX		NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
OBLHTTL5FNI	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the verification of the taxes for the property XX and the verification of the insurance for XX.

*** (CURED) Missing Title evidence - EV R
															COMMENT: The title report is missing. The file does have one page of Schedule A p. 1263.
IQXBLVRN0MO	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	1	1	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   XX SmartSelf guidelines dated 9/XX/2021 p. 19 requires a second full appraisal if the value of the CDA is greater than 10%. The second appraisal is missing.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on 1/XX/22 not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $1025.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
0XRYTW0WZB0	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Asset do not meet guidelines - EV R COMMENT: The file is missing proof of the $XX gift funds transfer to the borrower.
KQWIFMM1SSU	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee following fees on 12/XX/21 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $325 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
GOXJUCMSMJ4	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
JJUQMLIUBLJ	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the CD from the refinance of XX verifying the new PITI and the payoff of the XX loan.
4VOXHIVOCSE	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the title policy
ZHNEEWX35KM	XX		NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
MKL2E15FVE4	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines #33 Reserves,  requires evidence of 6 months reserves to be documented plus 2 months per financed property (3 additional mortgages).  The loan file contains $8319.37, the required amount is $8793 for 12 months reserves.  The file is short evidence of assets/reserves in the amount of $473.63 (required $8793 - total assets $8319.37)

*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT: The guidelines #33 Reserves, requires evidence of 6 months reserves to be documented plus 2 months per financed property (3 additional mortgages). The loan file contains $8319.37, the required amount is $8793 for 12 months reserves. The file is short evidence of assets/reserves in the amount of $473.63 (required $8793 - total assets $8319.37)	*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The loan file contains the Homeowners Insurance policy invoice only (page 294) which has been paid out of closing. The file did not include the Homeowners Insurance Policy.
AFE3YF0ZD0X	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
COQGJNQFCJJ	XX	NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The loan file contains the Final CD confirming the Homeowners Insurance has been paid out of closing to XX for 12 months. The file did not include the Homeowners Insurance policy.
XKSY3Z30ZLU	XX	NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   Page 9 of the SmartVest guidelines dated 9/XX/2021 state there must be a 5% LTV reduction for short term rentals.  Property is used as an XX and was approved at 70% LTV.  Loan does not qualify for 70% LTV per the guidelines.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Page 9 of the SmartVest guidelines dated 9/XX/2021 state there must be a 5% LTV reduction for short term rentals.  Property is used as an XX and was approved at 70% LTV.  Loan does not qualify for 70% LTV per the guidelines.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: Page 9 of the SmartVest guidelines dated 9/XX/2021 state there must be a 5% LTV reduction for short term rentals. Property is used as an XX and was approved at 70% LTV. Loan does not qualify for 70% LTV per the guidelines.
NQS1ABJXOUY	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
4SQCI5TD5XT	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The guidelines, page 1 allow maximum LTV of 75% on cash out refinance when the credit score is 720 and the loan amount is <$1 M.  The loan closed with a LTV of 80%, the borrowers qualifying score is 720 and the loan amount is $XX.  The LTV exceeds the max allowed LTV by 5%.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines, page 1 allow maximum CLTV of 75% on cash out refinance when the credit score is 720 and the loan amount is <$1 M.  The loan closed with a CLTV of 80%, the borrowers qualifying score is 720 and the loan amount is $XX.  The CLTV exceeds the max allowed LTV by 5%.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines, page 1 allow maximum LTV of 75% on cash out refinance when the credit score is 720 and the loan amount is <$1 M. The loan closed with a LTV of 80%, the borrowers qualifying score is 720 and the loan amount is $XX. The LTV exceeds the max allowed LTV by 5%.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Final title policy reflects an insured amount of $XX, which is less than the loan amount of $XX (Page 672).  The corrected policy is not in the loan file.

PYBCLQF4T3Z	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
SG0L2L0AHHJ	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on 1/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $175.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
01NOZUDENWM	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
JPUPJTG3MFN	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
															COMMENT: The file is missing a gift letter for the 3 $XX earnest money deposit checks. The statements do show wired funds from the borrowers business account but they do not total the entire EMD amount.
305JNY21EBJ	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
														COMMENT: There is an approved exception in the file (Pg 541) due to the Borrower’s providing their own tax transcripts. compensating factors were noted as due to; 70% LTV is below the 80% maximum; 36% DTI is below the maximum allowed 50%; FICO is 709 which is 49 points higher than the minimum required 660.
WIYG0CAL40M	XX	NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
															COMMENT: Loan closed in the name of an Entity. A Personal Guaranty must be executed all borrowers when the loan is closed in the name of an entity. Loan file is missing a Personal Guaranty.
A0F31SDZOQB	XX	NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
															COMMENT: Loan closed in the name of an Entity. A Personal Guaranty must be executed all borrowers when the loan is closed in the name of an entity. Loan file is missing a Personal Guaranty.
UFHUEKHX25T	XX	NRMLT 2022 NQM3	March - DSCR Loans Q1 2022	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
														COMMENT: The guidelines #15 Debt Coverage Ratio, the minimum DSCR required for cash out = 1.15, the loan file DSCR is 1.04 (-0.11). UW exception on pages 232 and 248. DSCR ratio of 1.04 is below the minimum requirement of 1.15 by .11 points.
4LGWPIO4J21	XX		NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
IXG1OCDIV5R	XX	NRMLT 2022 NQM3	January - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit report p. 1276 shows a SPEC Loan SV with a balance of $XX but no payment amount report. The file is missing verification of the monthly payment for this loan.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The Security Instrument is missing the following:  1-4 Family Rider.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The Security Instrument (Mortgage/Deed of Trust) is missing.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
															COMMENT: The Security Instrument is missing the following: 1-4 Family Rider, and any others indicated on the Mortgage.
O1GDQ4VG2BJ	XX		NRMLT 2022-NQM3	March - DSCR Loans Q1 2022	1	1	1	1	1	1	1	1
RDIYIP0GLB3	XX	NRMLT 2022 NQM3	February - DSCR Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   Loan closed in the name of a Trust, The XX Trust Dated June XX, 2005.  A Personal Guaranty must be executed for both borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty.

*** (CURED) Missing Documentation - EV R
															COMMENT: The guidelines, item #8 Required Documentation Business Purpose Loan Certification, signed by borrower(s). Additionally, the loan approval, items #16 required a business purpose loan certification to be signed by the borrower. The file did not include the executed business purpose certification.
ONIFL5G5VOA	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
															COMMENT: The loan file documented a denied loan policy exception (Pg 492) due to the subject purchase agreement having been reassigned to the Borrower’s for a $XX fee, compensating factors were noted as due to $1+million in reserves and 776 FICO; however, the denial was noted as not being eligible for an exception. A resolution for the exception denial was missing from the file.
SFLRXMF034X	XX	NRMLT 2022 NQM3	February - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
															COMMENT: The wire confirmation for the $XX EMD p. 404 shows the down payment came from the non borrowing spouse. The file is missing a gift letter for the $XX EMD.
L43F2SB4LLP	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1
QDY2GZX1R1P	XX	NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Missing the evidence of homeowners insurance declarations page. There was a mortgage loan payment history in the file (Pg 751) reflecting the hazard insurance as paid on 09/XX/2021.
OOCTVRI34BW	XX		NRMLT 2022-NQM3	March - Non-QM Smart Loans Q1 2022	1	1	1	1	1	1	1	1